Investment in equity investees (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	Jun. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient		¥ 2,231,999		¥ 944,378
Carrying values of equity investments measured at fair value using the Measurement Alternative		21,359,464		¥ 17,104,784
Measurement alternative and NAV practical expedient investments		5,930,682			¥ 11,082,268
AiHuiShou International Co Ltd
Measurement Alternative and NAV practical expedient investments
Cash consideration paid | $	$ 20
Cost of investment			¥ 3,380,825
Exclusive traffic resources	5 years
Top investee one
Measurement Alternative and NAV practical expedient investments
Measurement alternative and NAV practical expedient investments		3,380,825
Top investee two
Measurement Alternative and NAV practical expedient investments
Measurement alternative and NAV practical expedient investments		¥ 1,086,776